Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions
Note 11.	Related party transactions

Czech Value Participations I Inc.

On December 2, 2011, AVG entered into a consultancy agreement with Czech Value Participations I Inc. (“CVP1”), effective as of February 1, 2011, under which Robert Cohen, a contractor to CVP1, managing partner of Benson Oak Capital and former observer of the Company’s Supervisory Board, advised the Company with respect to corporate development, including mergers and acquisitions policy and activities. Mr. Cohen has certain powers to direct Orangefield Trust B.V., the managing director of Grisoft Holdings B.V., a major shareholder of the Company, on how to vote the shares in AVG held of record by Grisoft Holdings B.V. Under this agreement, which was terminated in June 2012, the Company paid CVP1 approximately $19 per month plus a service success fee. The total fee, including the service success fee, for services rendered in 2011, 2012 and 2013 was $539, $241 and nil, respectively, and was recorded in general and administrative expenses. At December 31, 2012 and 2013, the Company did not owe a fee to CVP1.

Zbang

The Company had related party transactions with Zbang involving the purchase of Zbang’s technology and the termination of the financing arrangement described in Note 9.